Federated MDT All Cap Core Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT All Cap Core Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.75% to 0.70% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 8 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS and R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses[1]	0.61%	0.60%	0.32%	0.28%
Total Annual Fund Operating Expenses[1]	1.31%	2.05%	1.02%	0.98%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.26)%	(0.25)%	(0.27)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	0.75%	0.74%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.79%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$676	$942	$1,229	$2,042
Expenses assuming no redemption	$676	$942	$1,229	$2,042
C:
Expenses assuming redemption	$308	$643	$1,103	$2,379
Expenses assuming no redemption	$208	$643	$1,103	$2,379
IS:
Expenses assuming redemption	$104	$325	$563	$1,248
Expenses assuming no redemption	$104	$325	$563	$1,248
R6:
Expenses assuming redemption	$100	$312	$542	$1,201
Expenses assuming no redemption	$100	$312	$542	$1,201
June 28, 2019

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454763 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated MDT Small Cap Core Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QASCX)
CLASS C SHARES (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 SHARES (TICKER QLSCX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT Small Cap Core Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.85% to 0.80% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 8 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.54%	0.55%	0.26%	0.17%
Total Annual Fund Operating Expenses[1]	1.34%	2.10%	1.06%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.20)%	(0.21)%	(0.17)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%	0.88%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%,1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$679	$951	$1,244	$2,074
Expenses assuming no redemption	$679	$951	$1,244	$2,074
C:
Expenses assuming redemption	$313	$658	$1,129	$2,431
Expenses assuming no redemption	$213	$658	$1,129	$2,431
IS:
Expenses assuming redemption	$108	$337	$585	$1,294
Expenses assuming no redemption	$108	$337	$585	$1,294
R6:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190
June 28, 2019

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454764 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated MDT Small Cap Growth Fund
A Portfolio of Federated MDT Series
CLASS A Shares (TICKER QASGX)
CLASS C Shares (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 Shares (TICKER QLSGX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT Small Cap Growth Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.85% to 0.80% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 7 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.62%	0.59%	0.34%	0.22%
Total Annual Fund Operating Expenses[1]	1.42%	2.14%	1.14%	1.02%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.28)%	(0.25)%	(0.25)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%	0.88%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$687	$975	$1,284	$2,158
Expenses assuming no redemption	$687	$975	$1,284	$2,158
C:
Expenses assuming redemption	$317	$670	$1,149	$2,472
Expenses assuming no redemption	$217	$670	$1,149	$2,472
IS:
Expenses assuming redemption	$116	$362	$628	$1,386
Expenses assuming no redemption	$116	$362	$628	$1,386
R6:
Expenses assuming redemption	$104	$325	$563	$1,248
Expenses assuming no redemption	$104	$325	$563	$1,248
June 28, 2019

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454765 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated MDT All Cap Core Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QAACX)
CLASS C SHARES (TICKER QCACX)
INSTITUTIONAL SHARES (TICKER QIACX)
CLASS R6 SHARES (TICKER QKACX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT All Cap Core Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.75% to 0.70% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 8 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS and R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses[1]	0.61%	0.60%	0.32%	0.28%
Total Annual Fund Operating Expenses[1]	1.31%	2.05%	1.02%	0.98%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.26)%	(0.25)%	(0.27)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	0.75%	0.74%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.79%, 0.74%, and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$676	$942	$1,229	$2,042
Expenses assuming no redemption	$676	$942	$1,229	$2,042
C:
Expenses assuming redemption	$308	$643	$1,103	$2,379
Expenses assuming no redemption	$208	$643	$1,103	$2,379
IS:
Expenses assuming redemption	$104	$325	$563	$1,248
Expenses assuming no redemption	$104	$325	$563	$1,248
R6:
Expenses assuming redemption	$100	$312	$542	$1,201
Expenses assuming no redemption	$100	$312	$542	$1,201
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.70% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED MDT ALL CAP CORE FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.31%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$676.08	$9,798.71
2	$9,798.71	$489.94	$10,288.65	$130.73	$10,160.28
3	$10,160.28	$508.01	$10,668.29	$135.56	$10,535.19
4	$10,535.19	$526.76	$11,061.95	$140.56	$10,923.94
5	$10,923.94	$546.20	$11,470.14	$145.74	$11,327.03
6	$11,327.03	$566.35	$11,893.38	$151.12	$11,745.00
7	$11,745.00	$587.25	$12,332.25	$156.70	$12,178.39
8	$12,178.39	$608.92	$12,787.31	$162.48	$12,627.77
9	$12,627.77	$631.39	$13,259.16	$168.48	$13,093.73
10	$13,093.73	$654.69	$13,748.42	$174.69	$13,576.89
Cumulative		$5,592.01		$2,042.14

FEDERATED MDT ALL CAP CORE FUND - C CLASS
ANNUAL EXPENSE RATIO: 2.05%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$208.02	$10,295.00
2	$10,295.00	$514.75	$10,809.75	$214.16	$10,598.70
3	$10,598.70	$529.94	$11,128.64	$220.48	$10,911.36
4	$10,911.36	$545.57	$11,456.93	$226.98	$11,233.25
5	$11,233.25	$561.66	$11,794.91	$233.68	$11,564.63
6	$11,564.63	$578.23	$12,142.86	$240.57	$11,905.79
7	$11,905.79	$595.29	$12,501.08	$247.67	$12,257.01
8	$12,257.01	$612.85	$12,869.86	$254.97	$12,618.59
9	$12,618.59	$630.93	$13,249.52	$262.50	$12,990.84
10	$12,990.84	$649.54	$13,640.38	$270.24	$13,374.07
Cumulative		$5,718.76		$2,379.27

FEDERATED MDT ALL CAP CORE FUND - IS CLASS
ANNUAL EXPENSE RATIO: 1.02%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	$10,398.00	$519.90	$10,917.90	$108.17	$10,811.84
3	$10,811.84	$540.59	$11,352.43	$112.48	$11,242.15
4	$11,242.15	$562.11	$11,804.26	$116.95	$11,689.59
5	$11,689.59	$584.48	$12,274.07	$121.61	$12,154.84
6	$12,154.84	$607.74	$12,762.58	$126.45	$12,638.60
7	$12,638.60	$631.93	$13,270.53	$131.48	$13,141.62
8	$13,141.62	$657.08	$13,798.70	$136.71	$13,664.66
9	$13,664.66	$683.23	$14,347.89	$142.15	$14,208.51
10	$14,208.51	$710.43	$14,918.94	$147.81	$14,774.01
Cumulative		$5,997.49		$1,247.84

FEDERATED MDT ALL CAP CORE FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 0.98%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$99.97	$10,402.00
2	$10,402.00	$520.10	$10,922.10	$103.99	$10,820.16
3	$10,820.16	$541.01	$11,361.17	$108.17	$11,255.13
4	$11,255.13	$562.76	$11,817.89	$112.52	$11,707.59
5	$11,707.59	$585.38	$12,292.97	$117.04	$12,178.24
6	$12,178.24	$608.91	$12,787.15	$121.75	$12,667.81
7	$12,667.81	$633.39	$13,301.20	$126.64	$13,177.06
8	$13,177.06	$658.85	$13,835.91	$131.73	$13,706.78
9	$13,706.78	$685.34	$14,392.12	$137.03	$14,257.79
10	$14,257.79	$712.89	$14,970.68	$142.53	$14,830.95
Cumulative		$6,008.63		$1,201.37
June 28, 2019
Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454759 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated MDT Small Cap Core Fund
A Portfolio of Federated MDT Series
CLASS A Shares (TICKER QASCX)
CLASS C Shares (TICKER QCSCX)
INSTITUTIONAL SHARES (TICKER QISCX)
CLASS R6 Shares (TICKER QLSCX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT Small Cap Core Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.85% to 0.80% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 8 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.54%	0.55%	0.26%	0.17%
Total Annual Fund Operating Expenses[1]	1.34%	2.10%	1.06%	0.97%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.20)%	(0.21)%	(0.17)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%	0.88%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%,1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$679	$951	$1,244	$2,074
Expenses assuming no redemption	$679	$951	$1,244	$2,074
C:
Expenses assuming redemption	$313	$658	$1,129	$2,431
Expenses assuming no redemption	$213	$658	$1,129	$2,431
IS:
Expenses assuming redemption	$108	$337	$585	$1,294
Expenses assuming no redemption	$108	$337	$585	$1,294
R6:
Expenses assuming redemption	$99	$309	$536	$1,190
Expenses assuming no redemption	$99	$309	$536	$1,190
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.80% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED MDT S\MALL CAP CORE FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.34%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$678.95	$9,795.87
2	$9,795.87	$489.79	$10,285.66	$133.67	$10,154.40
3	$10,154.40	$507.72	$10,662.12	$138.56	$10,526.05
4	$10,526.05	$526.30	$11,052.35	$143.63	$10,911.30
5	$10,911.30	$545.57	$11,456.87	$148.89	$11,310.65
6	$11,310.65	$565.53	$11,876.18	$154.34	$11,724.62
7	$11,724.62	$586.23	$12,310.85	$159.99	$12,153.74
8	$12,153.74	$607.69	$12,761.43	$165.84	$12,598.57
9	$12,598.57	$629.93	$13,228.50	$171.91	$13,059.68
10	$13,059.68	$652.98	$13,712.66	$178.20	$13,537.66
Cumulative		$5,584.24		$2,073.98

FEDERATED MDT SMALL CAP CORE FUND - C CLASS
ANNUAL EXPENSE RATIO: 2.10%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$213.05	$10,290.00
2	$10,290.00	$514.50	$10,804.50	$219.22	$10,588.41
3	$10,588.41	$529.42	$11,117.83	$225.58	$10,895.47
4	$10,895.47	$544.77	$11,440.24	$232.12	$11,211.44
5	$11,211.44	$560.57	$11,772.01	$238.85	$11,536.57
6	$11,536.57	$576.83	$12,113.40	$245.78	$11,871.13
7	$11,871.13	$593.56	$12,464.69	$252.91	$12,215.39
8	$12,215.39	$610.77	$12,826.16	$260.24	$12,569.64
9	$12,569.64	$628.48	$13,198.12	$267.79	$12,934.16
10	$12,934.16	$646.71	$13,580.87	$275.56	$13,309.25
Cumulative		$5,705.61		$2,431.10

FEDERATED MDT SMALL CAP CORE FUND - IS CLASS
ANNUAL EXPENSE RATIO: 1.06%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$108.09	$10,394.00
2	$10,394.00	$519.70	$10,913.70	$112.35	$10,803.52
3	$10,803.52	$540.18	$11,343.70	$116.77	$11,229.18
4	$11,229.18	$561.46	$11,790.64	$121.37	$11,671.61
5	$11,671.61	$583.58	$12,255.19	$126.16	$12,131.47
6	$12,131.47	$606.57	$12,738.04	$131.13	$12,609.45
7	$12,609.45	$630.47	$13,239.92	$136.29	$13,106.26
8	$13,106.26	$655.31	$13,761.57	$141.66	$13,622.65
9	$13,622.65	$681.13	$14,303.78	$147.24	$14,159.38
10	$14,159.38	$707.97	$14,867.35	$153.05	$14,717.26
Cumulative		$5,986.37		$1,294.11

FEDERATED MDT SMALL CAP CORE FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 0.97%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$98.95	$10,403.00
2	$10,403.00	$520.15	$10,923.15	$102.94	$10,822.24
3	$10,822.24	$541.11	$11,363.35	$107.09	$11,258.38
4	$11,258.38	$562.92	$11,821.30	$111.41	$11,712.09
5	$11,712.09	$585.60	$12,297.69	$115.90	$12,184.09
6	$12,184.09	$609.20	$12,793.29	$120.57	$12,675.11
7	$12,675.11	$633.76	$13,308.87	$125.43	$13,185.92
8	$13,185.92	$659.30	$13,845.22	$130.48	$13,717.31
9	$13,717.31	$685.87	$14,403.18	$135.74	$14,270.12
10	$14,270.12	$713.51	$14,983.63	$141.21	$14,845.21
Cumulative		$6,011.42		$1,189.72
June 28, 2019
Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454760 (06/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated MDT Small Cap Growth Fund
A Portfolio of Federated MDT Series
CLASS A Shares (TICKER QASGX)
CLASS C Shares (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)
CLASS R6 Shares (TICKER QLSGX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2018
The Board of Trustees of Federated MDT Small Cap Growth Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.85% to 0.80% of the Fund's average daily net assets effective July 1, 2019:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., Class A Shares) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 7 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	C	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	0.00%[2]	0.75%	None	None
Other Expenses	0.62%	0.59%	0.34%	0.22%
Total Annual Fund Operating Expenses[1]	1.42%	2.14%	1.14%	1.02%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.28)%	(0.25)%	(0.25)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.14%	1.89%	0.89%	0.88%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2018, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.88%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$687	$975	$1,284	$2,158
Expenses assuming no redemption	$687	$975	$1,284	$2,158
C:
Expenses assuming redemption	$317	$670	$1,149	$2,472
Expenses assuming no redemption	$217	$670	$1,149	$2,472
IS:
Expenses assuming redemption	$116	$362	$628	$1,386
Expenses assuming no redemption	$116	$362	$628	$1,386
R6:
Expenses assuming redemption	$104	$325	$563	$1,248
Expenses assuming no redemption	$104	$325	$563	$1,248
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.80% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED MDT SAMLL CAP GROWTH FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.42%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$686.59	$9,788.31
2	$9,788.31	$489.42	$10,277.73	$141.48	$10,138.73
3	$10,138.73	$506.94	$10,645.67	$146.55	$10,501.70
4	$10,501.70	$525.09	$11,026.79	$151.79	$10,877.66
5	$10,877.66	$543.88	$11,421.54	$157.23	$11,267.08
6	$11,267.08	$563.35	$11,830.43	$162.86	$11,670.44
7	$11,670.44	$583.52	$12,253.96	$168.69	$12,088.24
8	$12,088.24	$604.41	$12,692.65	$174.73	$12,521.00
9	$12,521.00	$626.05	$13,147.05	$180.98	$12,969.25
10	$12,969.25	$648.46	$13,617.71	$187.46	$13,433.55
Cumulative		$5,563.62		$2,158.36

FEDERATED MDT SAMLL CAP GROWTH FUND - C CLASS
ANNUAL EXPENSE RATIO: 2.14%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$217.06	$10,286.00
2	$10,286.00	$514.30	$10,800.30	$223.27	$10,580.18
3	$10,580.18	$529.01	$11,109.19	$229.65	$10,882.77
4	$10,882.77	$544.14	$11,426.91	$236.22	$11,194.02
5	$11,194.02	$559.70	$11,753.72	$242.98	$11,514.17
6	$11,514.17	$575.71	$12,089.88	$249.93	$11,843.48
7	$11,843.48	$592.17	$12,435.65	$257.07	$12,182.20
8	$12,182.20	$609.11	$12,791.31	$264.43	$12,530.61
9	$12,530.61	$626.53	$13,157.14	$271.99	$12,888.99
10	$12,888.99	$644.45	$13,533.44	$279.77	$13,257.62
Cumulative		$5,695.12		$2,472.37

FEDERATED MDT SAMLL CAP GROWTH FUND - IS CLASS
ANNUAL EXPENSE RATIO: 1.14%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$116.20	$10,386.00
2	$10,386.00	$519.30	$10,905.30	$120.69	$10,786.90
3	$10,786.90	$539.35	$11,326.25	$125.34	$11,203.27
4	$11,203.27	$560.16	$11,763.43	$130.18	$11,635.72
5	$11,635.72	$581.79	$12,217.51	$135.21	$12,084.86
6	$12,084.86	$604.24	$12,689.10	$140.43	$12,551.34
7	$12,551.34	$627.57	$13,178.91	$145.85	$13,035.82
8	$13,035.82	$651.79	$13,687.61	$151.48	$13,539.00
9	$13,539.00	$676.95	$14,215.95	$157.32	$14,061.61
10	$14,061.61	$703.08	$14,764.69	$163.40	$14,604.39
Cumulative		$5,964.23		$1,386.10

FEDERATED MDT SAMLL CAP GROWTH FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 1.02%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,398.00
2	$10,398.00	$519.90	$10,917.90	$108.17	$10,811.84
3	$10,811.84	$540.59	$11,352.43	$112.48	$11,242.15
4	$11,242.15	$562.11	$11,804.26	$116.95	$11,689.59
5	$11,689.59	$584.48	$12,274.07	$121.61	$12,154.84
6	$12,154.84	$607.74	$12,762.58	$126.45	$12,638.60
7	$12,638.60	$631.93	$13,270.53	$131.48	$13,141.62
8	$13,141.62	$657.08	$13,798.70	$136.71	$13,664.66
9	$13,664.66	$683.23	$14,347.89	$142.15	$14,208.51
10	$14,208.51	$710.43	$14,918.94	$147.81	$14,774.01
Cumulative		$5,997.49		$1,247.84

June 28, 2019
Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454761 (06/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.